Non Current Liabilites - Convertible Note (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Summary of Convertible Note

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
Convertible note at fair value at beginning of reporting period	960,763	835,446
Net change in fair value	144,115	125,317
Transfer to contributed equity on conversion of Convertible Notes	—	—
Transfer to accumulated losses on conversion of Convertible Notes	—	—

Convertible note at fair value at end of reporting period	1,104,878	960,763

Summary of Fair Value of Convertible Notes

	Note - Liability A$	Conversion feature - Equity A$
Fair value at issuance	4,419,531	41,431,774
Fair value movements	6,274,757	—
Conversion to ordinary shares	(9,589,410)	(38,842,288)

Balance at June 30, 2025	1,104,878	2,589,486

Summary of Assumptions Which were Based on Market Conditions that Existed at Grant Date

Assumption	Convertible notes	Rationale
Historic volatility	85.0%	Based on the Company’s historical volatility data
Share price	$0.051	Closing market share price on July 31, 2015
Risk free interest rate	2.734%	Based on Australian Government securities yields which match the term of the convertible note
Risk adjusted interest rate	15.0%	An estimate of the expected interest rate of a similar non-convertible note issued by the company
Dividend yield	0.0%	Based on the Company’s nil dividend history